SEC Schedule III- Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2013
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
SEC Schedule III- Real Estate and Accumulated Depreciation
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
As of December 31, 2013
(Dollars in Thousands)

Column A	Column B	Column C Initial Cost		Column D Capitalized Subsequent to Acquisition	Column E Gross Amount Carried at Close of Period			Column F		Column G	Column H
Location City, State	Encumbrances	Land	Building & Improvements	Land, Buildings & Improvements	Land	Building & Improvements	Total	Accumulated Depreciation	Total	Date Acquired	Life on Which Depreciation is Computed
Manufactured Housing
Alton, IL	$6,575	$987	$2,942	$21	$987	$2,963	$3,950	$139	$3,811	Dec-12	10-30 years
Apopka, FL	2,433	3,311	11,895	14	3,311	11,909	15,220	526	14,694	Apr-13	10-30 years
Arvada, CO	8,671	6,028	12,481	—	6,028	12,481	18,509	738	17,771	Dec-12	10-30 years
Aurora, CO	4,240	7,262	14,327	6	7,262	14,333	21,595	871	20,724	Dec-12	10-30 years
Austin, TX	34,357	6,440	31,587	—	6,440	31,587	38,027	42	37,985	Dec-13	10-30 years
Belton, MO	3,044	1,681	11,892	9	1,681	11,901	13,582	528	13,054	Apr-13	10-30 years
Bloomingburg, NY	1,364	1,953	18,186	11	1,953	18,197	20,150	801	19,349	Apr-13	10-30 years
Blossvale, NY	10,615	107	3,424	29	107	3,453	3,560	155	3,405	Apr-13	10-30 years
Casper, WY	24,157	6,924	13,906	—	6,924	13,906	20,830	848	19,982	Dec-12	10-30 years
Cheyenne, WY	33,467	5,299	10,438	8	5,299	10,446	15,745	642	15,103	Dec-12	10-30 years
Clearfield, UT	26,022	3,246	11,389	7	3,246	11,396	14,642	501	14,141	Apr-13	10-30 years
Clio, MI	3,539	1,110	4,749	—	1,110	4,749	5,859	6	5,853	Dec-13	10-30 years
Commerce City, CO	9,070	2,318	4,604	—	2,318	4,604	6,922	283	6,639	Dec-12	10-30 years
Connelly, NY	5,160	308	7,054	—	308	7,054	7,362	315	7,047	Apr-13	10-30 years
Davie, FL	5,676	9,381	8,816	—	9,381	8,816	18,197	388	17,809	Apr-13	10-30 years
Davison, MI	3,791	1,251	5,140	—	1,251	5,140	6,391	6	6,385	Dec-13	10-30 years
Denver, CO	8,502	2,322	5,172	4	2,322	5,176	7,498	291	7,207	Dec-12	10-30 years
Denver, CO	22,363	2,670	22,690	—	2,670	22,690	25,360	30	25,330	Dec-13	10-30 years
Fayetteville, CO	5,456	346	743	—	346	743	1,089	45	1,044	Dec-12	10-30 years
Ft. Collins, CO	14,929	11,856	23,170	30	11,856	23,200	35,056	1,418	33,638	Dec-12	10-30 years
Gainesville, FL	29,413	2,886	11,489	22	2,886	11,511	14,397	509	13,888	Apr-13	10-30 years
Gansevoort, NY	2,145	163	510	—	163	510	673	24	649	Apr-13	10-30 years
Gillette, WY	17,461	9,148	18,156	—	9,148	18,156	27,304	1,106	26,198	Dec-12	10-30 years
Godfrey, IL	3,564	492	1,077	—	492	1,077	1,569	64	1,505	Dec-12	10-30 years
Golden, CO	1,466	4,955	9,836	171	4,955	10,007	14,962	600	14,362	Dec-12	10-30 years
Grand Prairie, TX	21,967	7,740	21,869	—	7,740	21,869	29,609	29	29,580	Dec-13	10-30 years
Greeley, CO	14,714	10,073	20,006	86	10,073	20,092	30,165	1,221	28,944	Dec-12	10-30 years
Haysville, KS	9,436	95	1,542	—	95	1,542	1,637	70	1,567	Apr-13	10-30 years
Henderson, CO	9,685	8,734	17,672	6	8,734	17,678	26,412	1,040	25,372	Dec-12	10-30 years
Jacksonville, FL	82,076	22,173	71,764	28	22,173	71,792	93,965	3,166	90,799	Apr-13	10-30 years
Kansas City, KS	4,570	1,221	6,937	15	1,221	6,952	8,173	303	7,870	Apr-13	10-30 years
Kansas City, MO	7,062	885	9,777	19	885	9,796	10,681	428	10,253	Apr-13	10-30 years
Kissimmee, FL	1,253	5,771	23,662	7	5,771	23,669	29,440	1,049	28,391	Apr-13	10-30 years
Lake Wales, FL	9,679	1,841	6,341	35	1,841	6,376	8,217	302	7,915	Apr-13	10-30 years
NORTHSTAR REALTY FINANCE CORP. AND SUBSIDIARIES
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
As of December 31, 2013
(Dollars in Thousands)

Column A	Column B	Column C Initial Cost		Column D Capitalized Subsequent to Acquisition	Column E Gross Amount Carried at Close of Period			Column F		Column G	Column H
Location City, State	Encumbrances	Land	Building & Improvements	Land, Buildings & Improvements	Land	Building & Improvements	Total	Accumulated Depreciation	Total	Date Acquired	Life on Which Depreciation is Computed
Laramie, WY	$4,526	$1,794	$3,687	$—	$1,794	$3,687	$5,481	$220	$5,261	Dec-12	10-30 years
Lawrence, KS	17,987	931	14,943	13	931	14,956	15,887	668	15,219	Apr-13	10-30 years
Layton, UT	12,384	7,145	21,356	54	7,145	21,410	28,555	947	27,608	Apr-13	10-30 years
Lewisville, TX	23,852	9,170	23,617	—	9,170	23,617	32,787	32	32,755	Dec-13	10-30 years
Liverpool, NY	11,920	1,398	13,229	55	1,398	13,284	14,682	572	14,110	Apr-13	10-30 years
Longmont, CO	2,661	2,045	4,244	4	2,045	4,248	6,293	250	6,043	Dec-12	10-30 years
Longmont, CO	44,225	3,660	45,285	—	3,660	45,285	48,945	59	48,886	Dec-13	10-30 years
Loveland, CO	17,984	2,206	4,343	8	2,206	4,351	6,557	268	6,289	Dec-12	10-30 years
Magna, UT	3,612	3,224	12,041	5	3,224	12,046	15,270	537	14,733	Apr-13	10-30 years
Manhattan, KS	23,538	1,130	18,726	72	1,130	18,798	19,928	826	19,102	Apr-13	10-30 years
Nanuet, NY	8,256	1,106	12,990	10	1,106	13,000	14,106	578	13,528	Apr-13	10-30 years
Naples, FL	7,961	4,316	11,239	8	4,316	11,247	15,563	497	15,066	Apr-13	10-30 years
North Salt Lake, UT	5,455	8,878	22,268	53	8,878	22,321	31,199	984	30,215	Apr-13	10-30 years
O' Fallon, IL	11,561	1,643	3,285	19	1,643	3,304	4,947	201	4,746	Dec-12	10-30 years
Ogden, UT	20,361	14,388	53,113	66	14,388	53,179	67,567	2,350	65,217	Apr-13	10-30 years
Orlando, FL	57,410	7,480	26,807	21	7,480	26,828	34,308	1,185	33,123	Apr-13	10-30 years
Park City, KS	12,554	722	4,172	10	722	4,182	4,904	184	4,720	Apr-13	10-30 years
Pompano Beach, FL	3,774	2,515	4,217	4	2,515	4,221	6,736	186	6,550	Apr-13	10-30 years
Pontoon Beach, IL	8,689	3,383	7,044	20	3,383	7,064	10,447	415	10,032	Dec-12	10-30 years
Port Jervis, NY	12,377	985	9,394	9	985	9,403	10,388	419	9,969	Apr-13	10-30 years
Queensbury, NY	2,071	296	8,730	11	296	8,741	9,037	384	8,653	Apr-13	10-30 years
Salt Lake City, UT	57,189	14,506	59,398	9	14,506	59,407	73,913	2,639	71,274	Apr-13	10-30 years
Sandy, UT	20,125	6,412	19,874	—	6,412	19,874	26,286	881	25,405	Apr-13	10-30 years
Sarasota Springs, NY	12,090	95	2,904	9	95	2,913	3,008	131	2,877	Apr-13	10-30 years
Springdale, AR	7,529	1,850	3,708	5	1,850	3,713	5,563	231	5,332	Dec-12	10-30 years
Thornton, CO	21,998	4,664	9,214	5	4,664	9,219	13,883	561	13,322	Dec-12	10-30 years
Thornton, CO	93,905	11,789	94,121	—	11,789	94,121	105,910	126	105,784	Dec-13	10-30 years
Tooele, UT	11,618	981	9,449	7	981	9,456	10,437	420	10,017	Apr-13	10-30 years
Topeka, KS	23,575	5,097	7,167	8	5,097	7,175	12,272	319	11,953	Apr-13	10-30 years
Washingtonville, NY	3,052	1,181	4,810	—	1,181	4,810	5,991	215	5,776	Apr-13	10-30 years
West Jordan, UT	14,705	7,198	28,908	8	7,198	28,916	36,114	1,284	34,830	Apr-13	10-30 years
West Valley City, UT	24,333	3,444	18,077	6	3,444	18,083	21,527	804	20,723	Apr-13	10-30 years

NORTHSTAR REALTY FINANCE CORP. AND SUBSIDIARIES
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
As of December 31, 2013
(Dollars in Thousands)

Column A	Column B	Column C Initial Cost		Column D Capitalized Subsequent to Acquisition	Column E Gross Amount Carried at Close of Period			Column F		Column G	Column H
Location City, State	Encumbrances	Land	Building & Improvements	Land, Buildings & Improvements	Land	Building & Improvements	Total	Accumulated Depreciation	Total	Date Acquired	Life on Which Depreciation is Computed
Wichita, KS	$57,631	$2,265	$13,432	$33	$2,265	$13,465	$15,730	$592	$15,138	Apr-13	10-30 years
Winter Haven, FL	16,069	580	5,510	5	580	5,515	6,095	242	5,853	Apr-13	10-30 years
Total Manufactured Housing	1,124,899	289,454	1,046,545	1,065	289,454	1,047,610	1,337,064	38,691	1,298,373

Healthcare
Alexandria, MN	1,748	260	2,200	—	260	2,200	2,460	36	2,424	Jun-13	40 years
Baxter, MN	2,291	220	2,786	—	220	2,786	3,006	43	2,963	Jun-13	40 years
Black Mountain, NC	5,075	468	5,786	861	468	6,647	7,115	1,092	6,023	Jul-06	40 years
Blountstown, FL	3,709	378	5,069	908	378	5,977	6,355	964	5,391	Jul-06	40 years
Bremerton, WA	6,971	964	8,171	360	964	8,531	9,495	1,549	7,946	Dec-06	40 years
Carrollton, GA	2,826	816	4,220	1,017	816	5,237	6,053	881	5,172	Jan-07	40 years
Castleton, IN	7,453	677	8,077	—	677	8,077	8,754	1,321	7,433	Jun-07	40 years
Charleston, IL	5,607	485	6,211	743	485	6,954	7,439	1,152	6,287	Jan-07	40 years
Chesterfield, IN	4,282	815	4,204	—	815	4,204	5,019	687	4,332	Jun-07	40 years
Cincinnati, OH	10,938	2,052	15,776	771	2,052	16,547	18,599	3,145	15,454	Jan-07	40 years
Clemmons, NC	2,069	337	4,541	33	337	4,574	4,911	704	4,207	Apr-07	40 years
Clinton, OK	1,283	225	3,513	483	225	3,996	4,221	868	3,353	Jan-07	40 years
Cloquet, MN	3,398	170	4,021	—	170	4,021	4,191	60	4,131	Jun-13	40 years
Columbia City, IN	8,339	1,034	6,390	—	1,034	6,390	7,424	1,045	6,379	Jun-07	40 years
Daly City, CA	10,775	—	—	12,322	—	12,322	12,322	5,541	6,781	Aug-07	40 years
Daly City, CA	4,595	3,297	1,872	—	3,297	1,872	5,169	286	4,883	Aug-07	40 years
Detroit Lakes, MN	1,977	40	2,420	—	40	2,420	2,460	39	2,421	Jun-13	40 years
Duluth, MN	9,655	300	12,436	—	300	12,436	12,736	180	12,556	Jun-13	40 years
Duluth, MN	3,298	200	4,355	—	200	4,355	4,555	70	4,485	Jun-13	40 years
Duluth, MN	—	555	—	—	555	—	555	—	555	Jun-13	NA
Dunkirk, IN	2,164	310	2,299	—	310	2,299	2,609	376	2,233	Jun-07	40 years
East Arlington, TX	3,210	3,619	901	63	3,619	964	4,583	147	4,436	May-07	40 years
Effingham, IL	519	211	1,145	12	211	1,157	1,368	205	1,163	Jan-07	40 years
Effingham, IL	4,415	340	4,994	364	340	5,358	5,698	911	4,787	Jan-07	40 years
Elk City, OK	4,171	143	6,721	403	143	7,124	7,267	1,395	5,872	Jan-07	40 years
Fairfield, IL	6,141	153	7,898	73	153	7,971	8,124	1,393	6,731	Jan-07	40 years
Fergus Falls, MN	—	245	—	—	245	—	245	—	245	Jun-13	NA
Fort Wayne, IN	5,048	1,478	4,409	—	1,478	4,409	5,887	721	5,166	Jun-07	40 years
Fullerton, CA	749	1,357	872	162	1,357	1,034	2,391	176	2,215	Jan-07	40 years
Fullerton, CA	7,272	4,065	8,564	259	4,065	8,823	12,888	1,593	11,295	Jan-07	40 years
NORTHSTAR REALTY FINANCE CORP. AND SUBSIDIARIES
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
As of December 31, 2013
(Dollars in Thousands)

Column A	Column B	Column C Initial Cost		Column D Capitalized Subsequent to Acquisition	Column E Gross Amount Carried at Close of Period			Column F		Column G	Column H
Location City, State	Encumbrances	Land	Building & Improvements	Land, Buildings & Improvements	Land	Building & Improvements	Total	Accumulated Depreciation	Total	Date Acquired	Life on Which Depreciation is Computed
Garden Grove, CA	$10,725	$6,975	$5,927	$274	$6,975	$6,201	$13,176	$1,140	$12,036	Jan-07	40 years
Grand Rapids, MN	3,325	160	3,849	—	160	3,849	4,009	58	3,951	Jun-13	40 years
Grove City, OH	4,304	613	6,882	262	613	7,144	7,757	1,233	6,524	Jun-07	40 years
Harrisburg, IL	3,534	191	5,059	10	191	5,069	5,260	883	4,377	Jun-07	40 years
Hartford City, IN	721	199	1,782	—	199	1,782	1,981	291	1,690	Jun-07	40 years
Hobart, IN	5,860	1,835	5,019	—	1,835	5,019	6,854	821	6,033	Jun-07	40 years
Huntington, IN	—	120	—	—	120	—	120	—	120	Jun-07	NA
Huntington, IN	5,093	526	5,037	—	526	5,037	5,563	824	4,739	Jun-07	40 years
Indianapolis, IN	2,463	210	2,511	—	210	2,511	2,721	410	2,311	Jun-07	40 years
Kingfisher, OK	3,804	128	5,497	295	128	5,792	5,920	1,116	4,804	Jan-07	40 years
La Vista, NE	4,094	562	4,966	415	562	5,381	5,943	949	4,994	Jan-07	40 years
LaGrange, IN	4,828	446	5,494	—	446	5,494	5,940	898	5,042	Jun-07	40 years
LaGrange, IN	490	47	584	—	47	584	631	95	536	Jun-07	40 years
Lancaster, OH	6,559	294	6,094	329	294	6,423	6,717	1,162	5,555	Jun-07	40 years
Lancaster, OH	4,399	720	5,780	1,026	720	6,806	7,526	384	7,142	Jan-12	40 years
Little Falls, MN	1,687	250	1,754	—	250	1,754	2,004	31	1,973	Jun-13	40 years
Marysville, OH	4,919	2,218	5,015	368	2,218	5,383	7,601	984	6,617	Jun-07	40 years
Mattoon, IL	6,646	210	6,871	292	210	7,163	7,373	1,341	6,032	Jan-07	40 years
Mattoon, IL	5,439	227	7,534	302	227	7,836	8,063	1,228	6,835	Jan-07	40 years
Memphis, TN	14,009	4,770	14,305	586	4,770	14,891	19,661	2,752	16,909	Jan-07	40 years
Middletown, IN	—	52	—	—	52	—	52	—	52	Jun-07	NA
Middletown, IN	3,831	132	4,750	—	132	4,750	4,882	777	4,105	Jun-07	40 years
Mooresville, IN	4,282	631	4,187	—	631	4,187	4,818	685	4,133	Jun-07	40 years
Morris, IL	2,069	568	9,103	943	568	10,046	10,614	1,933	8,681	May-06	40 years
Mountain Iron, MN	3,253	175	3,651	—	175	3,651	3,826	55	3,771	Jun-13	40 years
Mt. Sterling, KY	10,735	599	12,561	25	599	12,586	13,185	2,065	11,120	Feb-07	40 years
Oklahoma City, OK	4,247	757	5,184	355	757	5,539	6,296	1,098	5,198	Jan-07	40 years
Olney, IL	2,353	57	2,897	32	57	2,929	2,986	517	2,469	Jan-07	40 years
Olney, IL	4,064	109	5,419	372	109	5,791	5,900	981	4,919	Jan-07	40 years
Paris, IL	6,554	187	6,797	140	187	6,937	7,124	1,193	5,931	Jan-07	40 years
Park Rapids, MN	2,432	50	2,683	—	50	2,683	2,733	42	2,691	Jun-13	40 years
Peru, IN	4,507	502	7,135	—	502	7,135	7,637	1,167	6,470	Jun-07	40 years
Plymouth, IN	3,471	128	5,538	—	128	5,538	5,666	906	4,760	Jun-07	40 years
Portage, IN	4,958	1,438	7,988	—	1,438	7,988	9,426	1,306	8,120	Jun-07	40 years
Proctor, MN	5,112	300	7,920	—	300	7,920	8,220	115	8,105	Jun-13	40 years
NORTHSTAR REALTY FINANCE CORP. AND SUBSIDIARIES
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
As of December 31, 2013
(Dollars in Thousands)

Column A	Column B	Column C Initial Cost		Column D Capitalized Subsequent to Acquisition	Column E Gross Amount Carried at Close of Period			Column F		Column G	Column H
Location City, State	Encumbrances	Land	Building & Improvements	Land, Buildings & Improvements	Land	Building & Improvements	Total	Accumulated Depreciation	Total	Date Acquired	Life on Which Depreciation is Computed
Rantoul, IL	$5,393	$151	$5,377	$348	$151	$5,725	$5,876	$972	$4,904	Jan-07	40 years
Robinson, IL	3,835	219	4,746	92	219	4,838	5,057	870	4,187	Jan-07	40 years
Rockford, IL	4,736	1,101	4,814	92	1,101	4,906	6,007	858	5,149	Jan-07	40 years
Rockport, IN	—	366	—	—	366	—	366	—	366	Jun-07	NA
Rockport, IN	2,119	253	2,092	—	253	2,092	2,345	342	2,003	Jun-07	40 years
Rushville, IN	5,401	310	5,858	—	310	5,858	6,168	958	5,210	Jun-07	40 years
Rushville, IN	729	62	1,177	—	62	1,177	1,239	192	1,047	Jun-07	40 years
Santa Ana, CA	7,562	2,281	7,046	237	2,281	7,283	9,564	1,326	8,238	Jan-07	40 years
Stephenville, TX	5,897	507	6,459	403	507	6,862	7,369	1,213	6,156	Jan-07	40 years
Sterling, IL	2,247	129	6,229	762	129	6,991	7,120	1,428	5,692	May-06	40 years
Sullivan, IN	5,344	1,794	4,469	—	1,794	4,469	6,263	730	5,533	Jun-07	40 years
Sullivan, IN	966	102	441	—	102	441	543	73	470	Jun-07	40 years
Sullivan, IN	—	494	—	—	494	—	494	—	494	Jun-07	NA
Sycamore, IL	8,143	816	9,897	121	816	10,018	10,834	1,755	9,079	Jan-07	40 years
Syracuse, IN	4,733	125	4,564	—	125	4,564	4,689	746	3,943	Jun-07	40 years
Tipton, IN	9,944	1,102	10,836	(27)	1,102	10,809	11,911	1,590	10,321	Jun-07	40 years
Tuscola, IL	4,011	237	4,616	268	237	4,884	5,121	890	4,231	Jan-07	40 years
Vandalia, IL	7,043	82	7,969	49	82	8,018	8,100	1,395	6,705	Jan-07	40 years
Wabash, IN	1,645	1,060	870	—	1,060	870	1,930	142	1,788	Jun-07	40 years
Wabash, IN	4,665	1,451	4,154	—	1,451	4,154	5,605	679	4,926	Jun-07	40 years
Wakarusa, IN	9,316	289	13,420	—	289	13,420	13,709	2,195	11,514	Jun-07	40 years
Wakarusa, IN	5,996	153	7,111	—	153	7,111	7,264	1,164	6,100	Jun-07	40 years
Warsaw, IN	—	77	—	—	77	—	77	—	77	Jun-07	NA
Warsaw, IN	2,479	319	3,722	—	319	3,722	4,041	609	3,432	Jun-07	40 years
Washington Court House, OH	4,714	341	5,169	255	341	5,424	5,765	957	4,808	Jun-07	40 years
Weatherford, OK	4,308	229	5,600	376	229	5,976	6,205	1,179	5,026	Jan-07	40 years
Wichita, KS	7,523	2,282	10,478	20	2,282	10,498	12,780	1,581	11,199	Dec-07	40 years
Windsor, NC	—	397	—	—	397	—	397	—	397	Feb-07	NA
Total Healthcare (1)	403,494	68,329	462,738	27,856	68,329	490,594	558,923	79,864	479,059

Net Lease
Auburn Hills, MI	11,903	2,980	8,607	—	2,980	8,607	11,587	3,476	8,111	Sept-05	40 years
Aurora, CO	31,232	2,650	35,786	23	2,650	35,809	38,459	7,208	31,251	Jul-06	40 years
Camp Hill, PA	24,119	5,900	19,510	—	5,900	19,510	25,410	7,043	18,367	Sept-05	40 years
Columbus, OH	22,300	4,375	29,184	—	4,375	29,184	33,559	5,387	28,172	Nov-07	40 years
NORTHSTAR REALTY FINANCE CORP. AND SUBSIDIARIES
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Continued)
As of December 31, 2013
(Dollars in Thousands)

Column A	Column B	Column C Initial Cost		Column D Capitalized Subsequent to Acquisition	Column E Gross Amount Carried at Close of Period			Column F		Column G	Column H
Location City, State	Encumbrances	Land	Building & Improvements	Land, Buildings & Improvements	Land	Building & Improvements	Total	Accumulated Depreciation	Total	Date Acquired	Life on Which Depreciation is Computed
Fort Mill, SC	$29,164	$3,300	$31,554	$—	$3,300	$31,554	$34,854	$6,098	$28,756	Mar-07	40 years
Milpitas, CA	20,056	16,800	8,847	—	16,800	8,847	25,647	2,451	23,196	Feb-07	40 years
Indianapolis, IN	26,601	1,670	32,306	—	1,670	32,306	33,976	7,381	26,595	Mar-06	40 years
Rancho Cordova, CA	7,659	3,060	9,360	—	3,060	9,360	12,420	2,236	10,184	Sept-05	40 years
Rockaway, NJ	16,094	6,118	15,664	295	6,118	15,959	22,077	3,786	18,291	Mar-06	40 years
Salt Lake City, UT	13,688	672	19,739	366	672	20,105	20,777	5,630	15,147	Aug-05	40 years
Bloomingdale, IL	5,332	—	5,810	—	—	5,810	5,810	1,285	4,525	Sept-06	40 years
Fort Wayne, IN	3,020	—	3,642	—	—	3,642	3,642	866	2,776	Sept-06	40 years
Keene, NH	6,237	3,033	5,919	—	3,033	5,919	8,952	1,293	7,659	Sept-06	40 years
Concord, NH	7,788	2,145	9,216	—	2,145	9,216	11,361	2,072	9,289	Sept-06	40 years
Melville, NY	4,136	—	3,187	—	—	3,187	3,187	791	2,396	Sept-06	40 years
Millbury, MA	4,396	—	5,994	—	—	5,994	5,994	1,182	4,812	Sept-06	40 years
North Attleboro, MA	4,379	—	5,445	—	—	5,445	5,445	1,200	4,245	Sept-06	40 years
South Portland, ME	3,819	—	6,687	—	—	6,687	6,687	2,122	4,565	Sept-06	24.4 years
Wichita, KS	5,698	1,325	5,584	—	1,325	5,584	6,909	1,186	5,723	Sept-06	40 years
Reading, PA	17,765	3,225	21,792	574	3,225	22,366	25,591	3,769	21,822	Jun-07	40 years
Total Net Lease	265,386	57,253	283,833	1,258	57,253	285,091	342,344	66,462	275,882

Multifamily
Houston, TX	14,870	2,401	16,293	167	2,401	16,460	18,861	285	18,576	Jun-13	10-30 years
Jacksonville, FL	51,130	8,933	55,617	475	8,933	56,092	65,025	1,108	63,917	Apr-13/Jun-13	10-30 years
Marietta, GA	11,395	3,742	11,258	327	3,742	11,585	15,327	323	15,004	Apr-13	10-30 years
Memphis, TN	39,600	7,300	41,896	1,307	7,300	43,203	50,503	1,055	49,448	Mar-13	10-30 years
Murfreesboro, TN	18,780	2,900	20,850	487	2,900	21,337	24,237	500	23,737	Apr-13	10-30 years
Panama City, FL	12,880	800	15,150	296	800	15,446	16,246	386	15,860	Apr-13	10-30 years
Roswell, GA	23,812	7,920	23,825	970	7,920	24,795	32,715	623	32,092	Apr-13	10-30 years
Savannah, GA	25,550	2,700	29,750	246	2,700	29,996	32,696	683	32,013	Apr-13	10-30 years
Scottsdale, AZ	46,538	8,394	53,130	—	8,394	53,130	61,524	925	60,599	Jun-13	10-30 years
Total Multifamily	244,555	45,090	267,769	4,275	45,090	272,044	317,134	5,888	311,246

REO
Sheboygan, WI	—	1,007	4,030	—	1,007	4,030	5,037	92	4,945	Jan-13	40 years
Grand Total	$2,038,334	$461,133	$2,064,915	$34,454	$461,133	$2,099,369	$2,560,502	$190,997	$2,369,505
___________________________________________
(1) Excludes portfolio level financing of $75 million.